Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt is comprised of the following:

(In $ millions)	Principal Amount
	June 30, 2021	December 31, 2020
Hayfin Term Loan Facility	197.0	195.0
Syndicated Senior Secured Credit Facilities	272.7	270.0
New Bridge Revolving Credit Facility	30.3	30.0
$350m Convertible bonds	350.0	350.0
PPL Delivery Financing	753.3	753.3
Keppel Delivery Financing	259.2	259.2
Total	1,862.5	1,857.5
Back end fee due to PPL and Keppel on Delivery of vessels	42.8	42.8
Effective interest rate adjustments on PPL and Keppel Delivery financing	15.1	13.4
Deferred finance charges	(9.5)	(7.5)
Carrying Value	1,910.9	1,906.2

Schedule of Maturities of Long-term Debt	At June 30, 2021 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2021	—
2022	—
2023	1,603.3
2024	—
2025	86.4
2026	172.8
Thereafter	—
Total principal debt	1,862.5

Schedule Of Debt Amendments	The key amendments from January 2021 are as follows:

	Hayfin Term Loan Facility	Syndicated Senior Secured Credit Facilities	New Bridge Revolving Credit Facility
Maturity dates	Extended to January 2023	Extended to January 2023	Extended to January 2023
Amortizations	Not applicable	Extended to January 2023	Extended to January 2023
Interest payments	Not amended	Q3 2020 and Q4 2020 interest payments deferred by one year to 2021	Q3 2020 and Q4 2020 interest payments deferred by one year to 2021
Extension fees	1% of total commitments ($1.95 million), added to the loan principal.	1% of total commitments ($2.7 million), added to the loan principal.	1% of total commitments ($0.3 million), added to the loan principal
Covenant terms:
Minimum liquidity requirements	Not amended	Cash requirement: $5 million until December 31, 2021; $10 million from and including January 1, 2022 to and including June 30, 2022; $15 million from and including July 1, 2022	Cash requirement: $5 million until December 31, 2021; $10 million from and including January 1, 2022 to and including June 30, 2022; $15 million from and including July 1, 2022
Restricted cash requirements	No requirement through to September 2021. From October 1, 2021 - three months interest payments for rigs which are not operating on a contract	Not applicable	Not applicable
Debt service cover ratio	Not applicable	Waived until final maturity	Waived until final maturity
Book to equity ratio 2021	Not applicable	25%	25%
Book to equity ratio 2022	Not applicable	30%	30%
Book to equity ratio 2023	Not applicable	35%	35%
Value to loan ratio (1)	140%	140%	140%
(1) ratio of market values of rig to the aggregate outstanding facility amount and any undrawn uncancelled part of the facility.
The key amendments from January 2021 are as follows:

	PPL Newbuild Financing	Keppel H-Rigs Financing
Interim payments required 2021	$6 million	$6 million
Interim payments required 2022	$12 million	$12 million
Maturity	Date for repayment of the seller's credit on the rigs are amended to May 2023	The loans for the three delivered rigs are extended by one year, until 2025 and 2026
Interest payments	No cash interest payments until March 2023	First interest payment date deferred from third anniversary to May 2023 and second interest payment date deferred to the fourth anniversary of each loan (delivered rigs)
Covenant terms:
Minimum liquidity requirements	Cash requirement: $5 million until December 31, 2021; $10 million from and including January 1, 2022 to and including June 30, 2022; $15 million from and including July 1, 2022	Not applicable
Value to loan	Requirement to provide additional security if the value of any rigs fall below $70 million in 2021, $75 million in 2022 or $80 million thereafter	Not amended